Related Party Transactions (Details)				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Home Inns [Member] CNY	Dec. 31, 2010 Home Inns [Member] CNY	Dec. 31, 2009 Home Inns [Member] CNY	Dec. 31, 2011 Home Inns [Member] USD ($)	Dec. 31, 2011 Home Inns [Member] ADS [Member] USD ($)	Dec. 31, 2011 Hanting [Member] CNY	Dec. 31, 2010 Hanting [Member] CNY	Dec. 31, 2009 Hanting [Member] CNY	Dec. 31, 2011 Hanting [Member] USD ($)	Dec. 31, 2011 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2010 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2009 Ananda Travel Service (Aust.) Pty Limited ("Ananda") [Member] CNY	Dec. 31, 2011 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2010 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2009 Joyu Tourism Operating Group ("Joyu") [Member] CNY	Dec. 31, 2011 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2010 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2009 Focus Media Holding Limited ("Focus Media") [Member] CNY	Dec. 31, 2011 Related parties of VIE [Member] CNY	Dec. 31, 2010 Related parties of VIE [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Related party transaction [Line Items]
Commissions from related parties				17,660,504	18,190,563	20,941,782			7,965,109	9,509,062	9,949,158
Purchase of tour package from related parties													29,386,855	21,010,558	0
Printing expenses to related parties																2,160,000	2,160,000	2,160,000
Advertisement purchase from related parties																			0	299,925	425,172
Purchase of Shares of related parties				0	0	359,215,242			0	461,239,269	0
Purchase of shares, number aggregate								7,200,383				22,049,446
Unit Cost of Related Parties								$ 13				$ 3.0625
Percentage of total shares outstanding of related parties							16.00%					9.00%
Total cost of investment				625,000,000			92,000,000		461,000,000			67,500,000
Due from related parties	793,556	4,994,560	3,216,628	2,556,809	1,421,153				1,009,091	871,619														1,428,660	923,856
Due to related parties	$ 1,461,027	9,195,558	11,866,285										8,585,648	11,616,375		360,000	0					249,910	249,910